Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Sustainable U.S. Equity ETF - Fidelity Sustainable U.S. Equity ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Annual Return 2022	(18.24%)
Annual Return 2023	25.40%